Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) $ in Millions			12 Months Ended
	Oct. 30, 2023 USD ($)	Nov. 08, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 6,203	$ 6,920
Repayments of current borrowings			3,840	2,420	$ 5,897
Borrowings			$ 6,228	$ 6,971	$ 7,379	$ 9,339
Securitization programs [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0005
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			11.50%	10.77%
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			5.38%
Two Thousand Twenty One Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Repayments of current borrowings		$ 3,250
Two Thousand Twenty One Credit Agreement [Member] | Five year amortizing term loan [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 1,000
Two Thousand Twenty One Credit Agreement [Member] | Five year committed Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 2,000
Two Thousand Twenty Three Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit Leverage Ratio Description			3.75 times and a minimum Consolidated Coverage Ratio of 2.75
Total adjustment of the interest rate margin description			interest rate margin of plus or minus 5 bps
Borrowings			$ 1,600
Debt arising from bank loan			3,876
Consolidated leverage ratio	3.75%
Consolidated coverage ratio	2.75%
Two Thousand Twenty Three Credit Agreement [Member] | Five year amortizing term loan [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period	5 years
Reduction in line of credit maximum amount	$ 500
Two Thousand Twenty Three Credit Agreement [Member] | Five year committed Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period	5 years
Reduction in line of credit maximum amount	$ 250
Two Thousand Twenty Three Credit Agreement [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			600
CEMEX Sab De CV Variable Interest Rate Two Thousand And Twenty Six Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 59
Line of credit ,Interest basis Points			0.0020
CEMEX Sab De CV Fixed Rate Two Thousand And Thirty Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 292
Line of credit ,Interest basis Points			0.0025
Bottom of range [member] | Two Thousand Twenty Three Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0100
Consolidated leverage ratio			2.25%
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			5.36%
Top of range [member] | Two Thousand Twenty Three Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0175
Consolidated leverage ratio			3.25%
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			6.56%